Acquisitions - Business Acquisition, Pro Forma Information (Details) (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	May 16, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Feb. 29, 2016	Jan. 31, 2016
Business Acquisition [Line Items]
Interest and fees on loans		$ 6,072	$ 5,301	$ 12,602	$ 10,551	$ 23,407		$ 21,641	$ 22,612
Interest and dividends on investments		467	441	885	865	1,677		1,363	1,421
Total interest and dividend income		6,539	5,742	13,487	11,416	25,084		23,004	24,033
Interest on deposits		1,050	951	2,169	1,907	4,200		3,808	3,615
Interest on borrowed funds		163	164	336	329	664		630	660
Total interest expense		1,315	1,115	2,706	2,236	5,007		4,438	4,275
Net interest income before provision for loan losses		5,224	4,627	10,781	9,180	20,077		18,566	19,758
Provision for loan losses		0	0	0	75	75		656	1,910
Net interest income after provision for loan losses		5,224	4,627	10,781	9,105	20,002		17,910	17,848
Non-interest income		1,204	810	2,517	1,760	3,915		3,913	3,416
Non-interest expense		5,035	4,410	10,498	8,525	20,058		17,403	17,224
Income before provision for income tax		1,393	1,027	2,800	2,340	3,859		4,420	4,040
Provision for income taxes		459	352	926	818	1,286		1,614	1,531
Net income attributable to common stockholders		934	$ 675	1,874	$ 1,522	2,573		$ 2,806	2,509
Basic earnings (in usd per share)								$ 0.54
Diluted earnings (in usd per share)								$ 0.54
Other borrowings	$ 11,000	$ 11,000		$ 11,000		$ 11,000		$ 0	$ 0
Interest rate, stated percentage	3.3366%	3.76%		3.76%		3.44%		0.00%			4.25%
Fair Value Adjustments
Business Acquisition [Line Items]
Interest and fees on loans								$ 34
Interest and dividends on investments								0
Total interest and dividend income								34
Interest on deposits								199
Interest on borrowed funds								367
Total interest expense								566
Net interest income before provision for loan losses								(532)
Provision for loan losses								0
Net interest income after provision for loan losses								(532)
Non-interest income								0
Non-interest expense								91
Income before provision for income tax								(623)
Provision for income taxes								0
Net income attributable to common stockholders								(623)
Office properties and equipment, net	$ 88
Intangible assets	607
Deposits	(282)
Pro Forma
Business Acquisition [Line Items]
Interest and fees on loans								27,373
Interest and dividends on investments								1,832
Total interest and dividend income								29,205
Interest on deposits								4,963
Interest on borrowed funds								1,028
Total interest expense								5,991
Net interest income before provision for loan losses								23,214
Provision for loan losses								740
Net interest income after provision for loan losses								22,474
Non-interest income								4,376
Non-interest expense								21,617
Income before provision for income tax								5,233
Provision for income taxes								1,632
Net income attributable to common stockholders								$ 3,601
Basic earnings (in usd per share)								$ 0.69
Diluted earnings (in usd per share)								$ 0.69
Parent Company
Business Acquisition [Line Items]
Total interest expense						$ 143		$ 0
Income before provision for income tax						2,970		479
Provision for income taxes						(176)		(58)
Net income attributable to common stockholders						2,573		2,806
Other borrowings						$ 11,000		$ 0
CBN
Business Acquisition [Line Items]
Interest and fees on loans							$ 5,698
Interest and dividends on investments							469
Total interest and dividend income	27						6,167
Interest on deposits							956
Interest on borrowed funds							31
Total interest expense							987
Net interest income before provision for loan losses							5,180
Provision for loan losses							84
Net interest income after provision for loan losses							5,096
Non-interest income							463
Non-interest expense							4,123
Income before provision for income tax							1,436
Provision for income taxes							18
Net income attributable to common stockholders							$ 1,418
Office properties and equipment, net	$ 2,829
Useful lives assets	25 years
Amortization of property adjustment	$ 4
Intangible assets	607									$ 272
Deposits	151,020									$ 27,131
Performing loans | CBN
Business Acquisition [Line Items]
Adjustments to reflect assets and liabilities acquired at fair value:	$ (203)
Loan amortization period	72 months
Amortization of loan discount amount	$ 34
Core deposit intangible | CBN
Business Acquisition [Line Items]
Remaining amortization period	7 years
Amortization of deposits	$ 87
Deposits | CBN
Business Acquisition [Line Items]
Remaining amortization period	17 months
Amortization of deposits	$ 199